Share capital and additional paid-in capital	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Share capital and additional paid-in capital

Note	23 | Share capital and additional paid-in capital

	Share capital	Additional paid-in capital	Total

Balance at December 31, 2022	759,226	10,178	769,404
Payment of Other reserve constitution - Share-based compensation plan	-	91	91
Balance at December 31, 2023	759,226	10,269	769,495

Payment of Other reserve constitution - Share-based compensation plan	-	60	60
Balance at December 31, 2024	759,226	10,329	769,555

On April 20, 2023, the Company’s Ordinary and Extraordinary Shareholders’ Meeting approved the conversion of 355,945 Class C shares into Class B shares, in the framework of the termination of the Employee Stock Ownership Program, which had been authorized by the CNV.

As of December 31, 2024, the Company’s share capital amounts to 906,455,100 shares, divided into 462,292,111 common, book-entry Class A shares with a par value of one peso each and the right to one vote per share; 442,566,330 common, book-entry Class B shares with a par value of one peso each and the right to one vote per share; and 1,596,659 common, book-entry Class C shares with a par value of one peso each and the right to one vote per share.

Listing of the Company’s shares

The Company’s shares are listed on ByMA, forming part of the Merval Index, as well as on the NYSE, where each ADS represents 20 common shares.